GREAT-WEST FUNDS, INC.
GREAT-WEST GLOBAL BOND FUND
Schedule of Investments
As of March 31, 2021 (Unaudited)
Principal Amount(a)		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 7.71%
1,000,000	Avery Point VII Ltd(b)(c) Series 2015-7A Class AR2 1.19%, 01/15/2028 3-mo. LIBOR + 0.96%	$ 1,000,007
1,000,000	Bain Capital Credit Ltd(b)(c) Series 2020-3A Class A 1.60%, 10/23/2032 3-mo. LIBOR + 1.38%	1,001,833
725,000	Ballyrock Ltd(b)(c) Series 2020-2A Class A1 1.54%, 10/20/2031 3-mo. LIBOR + 1.32%	726,380
	BMW Canada Automobile Trust
	Series 2019-1 Class A3
850,000	CAD, 2.35%, 02/20/2024	688,982
	Series 2021-1A Class A3
1,205,000	CAD, 0.76%, 12/20/2025(b)	951,813
1,275,000	Carlyle US Ltd(b)(c) Series 2017-21 Class A1R 1.24%, 07/20/2031 3-mo. LIBOR + 1.05%	1,275,000
1,000,000	Cent 21 Ltd(b)(c) Series 2014-21A Class A1R3 1.18%, 07/27/2030 3-mo. LIBOR + 0.97%	1,000,107
987,782	CF Hippolyta LLC(b) Series 2020-1 Class A1 1.69%, 07/15/2060	995,167
944,167	CLI Funding VI LLC(b) Series 2020-3A Class A 2.07%, 10/18/2045	944,469
875,000	DataBank Issuer(b) Series 2021-1A Class A2 2.06%, 02/27/2051	874,825
	Dell Equipment Finance Trust(b)
	Series 2018-2 Class B
275,000	3.55%, 10/22/2023	277,453
	Series 2018-2 Class C
325,000	3.72%, 10/22/2023	329,846
875,000	Dryden 75 Ltd(b)(c) Series 2019-75A Class AR2 1.28%, 04/15/2034 3-mo. LIBOR + 1.04%	875,087
975,000	E-Carat 11 PLC(c) GBP, 0.63%, 05/18/2028 1-mo. SONIA + 0.58%	1,346,953
550,000	Enterprise Fleet Financing LLC(b) Series 2019-3 Class A3 2.19%, 05/20/2025	569,475
	Ford Auto Securitization Trust(b)
	Series 2019-AA Class A2
354,153	CAD, 2.35%, 06/15/2023	284,196
	Series 2020-AA Class A3
975,000	CAD, 1.15%, 11/15/2025	777,921
Principal Amount(a)		Fair Value
Non-Agency — (continued)
875,000	Ford Credit Auto Owner Trust(b) Series 2020-2 Class A 1.06%, 04/15/2033	$ 867,118
1,100,000	GM Financial Automobile Leasing Trust Series 2019-2 Class C 3.12%, 03/20/2023	1,116,994
800,000	GMF Canada Leasing Trust(b) Series 2020-1A Class A3 CAD, 1.05%, 11/20/2025	639,281
450,000	Golden Credit Card Trust(b) Series 2018-4A Class A 3.44%, 08/15/2025	481,386
1,125,000	Invesco Ltd(b)(c) Series 2021-1A Class A1 1.24%, 04/15/2034 3-mo. LIBOR + 1.00%	1,125,000
434,083	Invitation Homes Trust(b)(c) Series 2018-SFR4 Class A 1.21%, 01/17/2038 1-mo. LIBOR + 1.10%	435,293
1,025,000	Magnetite XIX Ltd(b)(c) Series 2017-19A Class AR 1.27%, 04/17/2034 3-mo. LIBOR + 1.05%	1,025,111
600,000	Magnetite XVII Ltd(b)(c) Series 2016-17A Class AR 1.32%, 07/20/2031 3-mo. LIBOR + 1.10%	600,269
675,000	Magnetite XXVIII Ltd(b)(c) Series 2020-28A Class A 1.48%, 10/25/2031 3-mo. LIBOR + 1.27%	676,083
750,000	Master Credit Card Trust II(b)(c) Series 2018-1A Class A 0.69%, 07/21/2024 1-mo. LIBOR + 0.49%	754,425
625,000	MBarc Credit Canada Inc(b) Series 2019-AA Class A3 CAD, 2.72%, 10/16/2023	501,606
525,000	Neuberger Berman Loan Advisers 40 Ltd(b)(c) Series 2021-40A Class A 1.29%, 04/16/2033 3-mo. LIBOR + 1.06%	525,220
975,000	OneMain Financial Issuance Trust(b) Series 2020-2A Class A 1.75%, 09/14/2035	977,064
840,000	Oscar US Funding X LLC(b) Series 2019-1A Class A4 3.27%, 05/11/2026	879,501
1,150,000	Race Point IX Ltd(b)(c) Series 2015-9A Class A1B2 1.44%, 10/15/2030 3-mo. LIBOR + 1.20%	1,150,122
775,000	RIN IV Ltd(b)(c) Series 2021-1A Class A 1.52%, 04/20/2033 3-mo. LIBOR + 1.30%	775,083

See Notes to Schedule of Investments.

March 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST GLOBAL BOND FUND
Schedule of Investments
As of March 31, 2021 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
104,538	SCF Equipment Leasing LLC(b) Series 2019-1A Class A2 3.23%, 10/20/2024	$ 104,831
	Silver Arrow Canada LP(b)
	Series 2018-1A Class A3
594,592	CAD, 3.17%, 08/15/2025	477,816
	Series 2019-1A Class A3
675,000	CAD, 2.40%, 08/15/2026	550,689
781,838	SpringCastle America Funding LLC(b) Series 2020-AA Class A 1.97%, 09/25/2037	787,952
875,000	Symphony XV Ltd(b)(c) Series 2014-15A Class AR3 1.31%, 01/17/2032 3-mo. LIBOR + 1.08%	875,087
850,000	Symphony XXIV Ltd(b)(c) Series 2020-24A Class A 1.42%, 01/23/2032 3-mo. LIBOR + 1.20%	850,480
550,000	Taconic Park Ltd(b)(c) Series 2016-1A Class A1R 1.22%, 01/20/2029 3-mo. LIBOR + 1.00%	550,198
1,025,000	TCI-Flatiron Ltd(b)(c) Series 2017-1A Class AR 1.16%, 04/20/2034 3-mo. LIBOR + 0.96%	1,025,111
	Tesla Auto Lease Trust(b)
	Series 2019-A Class B
1,000,000	2.41%, 12/20/2022	1,025,290
	Series 2020-A Class B
300,000	1.18%, 01/22/2024	303,143
1,067,833	Textainer Marine Containers VII Ltd(b) Series 2021-1A Class A 1.68%, 02/20/2046	1,036,430
1,100,000	Thompson Park Ltd(b)(c) Series 2021-1A Class A1 1.24%, 04/15/2034 3-mo. LIBOR + 1.00%	1,100,000
	Tricon American Homes Trust(b)
	Series 2017-SFR2 Class A
1,474,112	2.93%, 01/17/2036	1,508,963
	Series 2019-SFR1 Class A
575,000	2.75%, 03/17/2038	592,483
972,266	Trinity Rail Leasing LLC(b) Series 2020-2A Class A1 1.83%, 11/19/2050	991,232
		38,228,775
U.S. Government Agency — 0.18%
310,000	Federal Home Loan Mortgage Corp Multifamily Structured Pass Through Certificates Series 2017-SR01 Class A3 3.09%, 11/25/2027	323,228
Principal Amount(a)		Fair Value
U.S. Government Agency — (continued)
548,298	Federal National Mortgage Association Grantor Trust Series 2017-T1 Class A 2.90%, 06/25/2027	$ 587,136
		910,364
TOTAL ASSET-BACKED SECURITIES — 7.89% (Cost $38,520,338)		$39,139,139
CORPORATE BONDS AND NOTES
Basic Materials — 0.77%
	Air Products & Chemicals Inc
125,000	1.50%, 10/15/2025	126,816
125,000	1.85%, 05/15/2027	126,435
	Anglo American Capital PLC
140,000	EUR, 1.63%, 09/18/2025	173,786
260,000	EUR, 1.63%, 03/11/2026	323,350
475,000	Corp Nacional del Cobre de Chile(b) 3.15%, 01/15/2051	433,551
800,000	Inversiones CMPC SA 3.00%, 04/06/2031	794,184
200,000	Nutrien Ltd 1.90%, 05/13/2023	205,117
190,000	Southern Copper Corp 5.88%, 04/23/2045	248,556
	Steel Dynamics Inc
140,000	2.40%, 06/15/2025	145,915
200,000	3.45%, 04/15/2030	213,507
175,000	3.25%, 01/15/2031	185,208
450,000	Suzano Austria GmbH 3.75%, 01/15/2031	462,946
167,000	Vale Overseas Ltd 6.25%, 08/10/2026	198,646
190,000	Yara International ASA(b) 3.15%, 06/04/2030	195,637
		3,833,654
Communications — 2.74%
	AT&T Inc
370,000	EUR, 0.25%, 03/04/2026	434,841
464,000	EUR, 2.35%, 09/05/2029	615,797
250,000	EUR, 2.05%, 05/19/2032	324,087
300,000	EUR, 1.80%, 09/14/2039	353,402
990,000	CCO Holdings LLC / CCO Holdings Capital Corp(b) 4.50%, 08/15/2030	1,009,008
460,000	CK Hutchison Group Telecom Finance SA EUR, 1.13%, 10/17/2028	558,702
	Comcast Corp
300,000	3.70%, 04/15/2024	327,638
450,000	2.65%, 02/01/2030	460,656
375,000	EUR, 0.75%, 02/20/2032	444,259
995,000	Lamar Media Corp 3.75%, 02/15/2028	993,756
	Level 3 Financing Inc(b)

See Notes to Schedule of Investments.

March 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST GLOBAL BOND FUND
Schedule of Investments
As of March 31, 2021 (Unaudited)
Principal Amount(a)		Fair Value
Communications — (continued)
855,000	4.25%, 07/01/2028	$ 864,670
150,000	3.75%, 07/15/2029	146,798
70,000	Lumen Technologies Inc(b) 4.00%, 02/15/2027	71,500
200,000	Millicom International Cellular SA(b) 4.50%, 04/27/2031	208,000
600,000	Orange SA EUR, 0.08%, 09/04/2026	700,601
405,000	Prosus NV(b) 3.83%, 02/08/2051	355,701
500,000	Sinclair Television Group Inc(b) 4.13%, 12/01/2030	481,875
	T-Mobile USA Inc
525,000	3.50%, 04/15/2025(b)	566,412
500,000	3.75%, 04/15/2027(b)	546,580
565,000	4.75%, 02/01/2028	600,746
	Verizon Communications Inc
305,000	4.02%, 12/03/2029	341,158
275,000	3.15%, 03/22/2030	290,050
175,000	2.55%, 03/21/2031	174,841
375,000	3.40%, 03/22/2041	380,695
1,575,000	3.55%, 03/22/2051	1,572,790
325,000	Vodafone Group PLC(d) EUR, 3.10%, 01/03/2079	397,106
375,000	VTR Comunicaciones SpA(b) 5.13%, 01/15/2028	391,988
		13,613,657
Consumer, Cyclical — 0.88%
200,000	CK Hutchison Europe Finance 18 Ltd EUR, 1.25%, 04/13/2025	245,605
320,000	CK Hutchison Finance 16 II Ltd EUR, 0.88%, 10/03/2024	386,075
	Lennar Corp
140,000	5.25%, 06/01/2026	160,584
460,000	4.75%, 11/29/2027	528,135
375,000	Marriott International Inc 5.75%, 05/01/2025	430,310
289,000	Nemak SAB de CV 4.75%, 01/23/2025	298,573
355,000	Sands China Ltd 4.38%, 06/18/2030	375,515
625,000	Taylor Morrison Communities Inc(b) 5.13%, 08/01/2030	664,063
1,275,000	Yum! Brands Inc 4.63%, 01/31/2032	1,300,506
		4,389,366
Consumer, Non-Cyclical — 2.92%
175,000	AbbVie Inc 2.95%, 11/21/2026	186,319
	Centene Corp
505,000	3.38%, 02/15/2030	509,732
575,000	3.00%, 10/15/2030	574,046
Principal Amount(a)		Fair Value
Consumer, Non-cyclical — (continued)
	CVS Health Corp
190,000	2.63%, 08/15/2024	$ 200,490
400,000	3.88%, 07/20/2025	442,143
200,000	Danaher Corp EUR, 2.50%, 03/30/2030	272,724
1,070,000	DaVita Inc(b) 3.75%, 02/15/2031	1,021,050
	DH Europe Finance II SARL
475,000	EUR, 0.20%, 03/18/2026	559,597
500,000	2.60%, 11/15/2029	511,074
875,000	DP World Salaam(d)(e) 6.00%, Perpetual	940,898
875,000	Elanco Animal Health Inc 5.90%, 08/28/2028	992,031
	Estee Lauder Cos Inc
35,000	2.00%, 12/01/2024	36,446
230,000	2.38%, 12/01/2029	232,822
	HCA Inc
120,000	5.88%, 02/01/2029	139,800
848,000	3.50%, 09/01/2030	855,182
	Keurig Dr Pepper Inc
225,000	3.55%, 05/25/2021	226,017
326,000	4.06%, 05/25/2023	349,763
	Kraft Heinz Foods Co
155,000	3.88%, 05/15/2027	168,810
860,000	4.63%, 01/30/2029	965,206
130,000	4.25%, 03/01/2031	143,122
115,000	4.88%, 10/01/2049	128,985
825,000	MARB BondCo PLC(b) 3.95%, 01/29/2031	784,369
	Medtronic Global Holdings SCA
150,000	EUR, 1.63%, 03/07/2031	193,767
375,000	EUR, 0.75%, 10/15/2032	443,408
950,000	Molina Healthcare Inc(b) 4.38%, 06/15/2028	977,512
500,000	PayPal Holdings Inc 2.40%, 10/01/2024	525,395
	Pfizer Inc
110,000	2.95%, 03/15/2024	118,119
105,000	3.45%, 03/15/2029	115,240
275,000	Takeda Pharmaceutical Co Ltd EUR, 2.00%, 07/09/2040	344,812
975,000	United Rentals North America Inc 4.00%, 07/15/2030	992,306
	UnitedHealth Group Inc
325,000	2.38%, 08/15/2024	342,242
160,000	2.88%, 08/15/2029	169,322
		14,462,749
Energy — 2.13%
650,000	Cameron LNG LLC(b) 2.90%, 07/15/2031	656,437
365,000	Cheniere Corpus Christi Holdings LLC 3.70%, 11/15/2029	384,695
500,000	Cheniere Energy Inc(b) 4.63%, 10/15/2028	519,270

See Notes to Schedule of Investments.

March 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST GLOBAL BOND FUND
Schedule of Investments
As of March 31, 2021 (Unaudited)
Principal Amount(a)		Fair Value
Energy — (continued)
985,000	Cheniere Energy Partners LP(b) 4.00%, 03/01/2031	$ 1,002,237
135,000	CNX Resources Corp(b) 6.00%, 01/15/2029	140,289
	Diamondback Energy Inc
525,000	2.88%, 12/01/2024	553,633
1,100,000	3.13%, 03/24/2031	1,098,180
500,000	Enterprise Products Operating LLC 2.80%, 01/31/2030	516,235
1,000,000	EQT Corp 3.00%, 10/01/2022	1,016,525
575,000	Equinor ASA 3.25%, 11/18/2049	563,015
	Occidental Petroleum Corp
575,000	5.50%, 12/01/2025	608,063
325,000	8.88%, 07/15/2030	409,825
975,000	Petroleos Mexicanos 6.84%, 01/23/2030	989,527
400,000	Pioneer Natural Resources Co 1.90%, 08/15/2030	371,225
390,000	Plains All American Pipeline LP / PAA Finance Corp 3.55%, 12/15/2029	388,853
240,000	Saudi Arabian Oil Co(b) 1.63%, 11/24/2025	241,709
225,000	Sinopec Group Overseas Development 2018 Ltd(b) 1.45%, 01/08/2026	222,280
	Western Midstream Operating LP
135,000	4.35%, 02/01/2025	139,725
290,000	4.65%, 07/01/2026	305,869
385,000	5.30%, 02/01/2030	418,064
		10,545,656
Financial — 6.84%
	AerCap Ireland Capital Designated Activity Co / AerCap Global Aviation Trust
300,000	2.88%, 08/14/2024	309,402
375,000	6.50%, 07/15/2025	437,167
150,000	4.45%, 10/01/2025	162,959
575,000	Air Lease Corp 2.88%, 01/15/2026	596,631
865,000	Ally Financial Inc 5.75%, 11/20/2025	982,707
600,000	American Express Co 2.50%, 07/30/2024	633,360
375,000	American Tower Corp REIT 2.40%, 03/15/2025	391,224
450,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santander(b) 5.38%, 04/17/2025	505,260
500,000	Banco Santander SA EUR, 0.88%, 05/09/2031	633,967
Principal Amount(a)		Fair Value
Financial — (continued)
	Bank of America Corp
604,000	6.25%, Perpetual(e)	$ 668,507
590,000	5.13%, 12/20/2069	626,875
430,000	Barclays PLC 7.88%, 12/29/2049	453,113
525,000	Berkshire Hathaway Inc EUR, (0.03%), 03/12/2025	616,352
	Citigroup Inc(e)
940,000	5.35%, Perpetual	967,025
613,000	6.30%, Perpetual	651,196
489,000	5.90%, Perpetual	516,883
1,200,000	Citizens Bank NA 2.25%, 04/28/2025	1,245,124
400,000	Credit Agricole Home Loan SFH SA EUR, 1.25%, 03/24/2031	524,924
545,000	Credit Agricole SA 3.25%, 01/14/2030	560,267
	CyrusOne LP / CyrusOne Finance Corp REIT
100,000	2.90%, 11/15/2024	105,652
225,000	EUR, 1.45%, 01/22/2027	265,709
250,000	3.45%, 11/15/2029	257,003
200,000	Development Bank of Kazakhstan JSC 4.13%, 12/10/2022	207,783
1,200,000	Equinix Inc REIT 1.00%, 09/15/2025	1,178,327
250,000	First Republic Bank 1.91%, 02/12/2024	255,860
850,000	GLP Capital LP / GLP Financing II Inc REIT 5.38%, 04/15/2026	954,422
	Healthcare Trust of America Holdings LP REIT
230,000	3.50%, 08/01/2026	251,250
260,000	3.10%, 02/15/2030	268,309
575,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp 5.25%, 05/15/2027	593,687
	ING Groep NV(d)
300,000	EUR, 3.00%, 04/11/2028	370,302
200,000	EUR, 2.00%, 03/22/2030	245,986
240,000	Jackson National Life Global Funding(b) 3.30%, 02/01/2022	245,996
	JPMorgan Chase & Co(e)
1,848,000	5.00%, Perpetual	1,910,370
596,000	5.15%, Perpetual	616,502
625,000	KeyCorp 2.25%, 04/06/2027	641,007
200,000	Korea Development Bank 3.00%, 03/19/2022	204,923
1,070,000	Kreditanstalt fuer Wiederaufbau EUR, 0.38%, 04/23/2030	1,313,171
285,000	Marsh & McLennan Cos Inc EUR, 1.98%, 03/21/2030	374,117
	Mastercard Inc
150,000	3.30%, 03/26/2027	164,881
450,000	3.35%, 03/26/2030	495,644

See Notes to Schedule of Investments.

March 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST GLOBAL BOND FUND
Schedule of Investments
As of March 31, 2021 (Unaudited)
Principal Amount(a)		Fair Value
Financial — (continued)
295,000	MDGH - GMTN BV 2.50%, 11/07/2024	$ 308,895
	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc REIT
220,000	5.75%, 02/01/2027	242,536
836,000	3.88%, 02/15/2029(b)	832,760
840,000	Natwest Group PLC 3.88%, 09/12/2023	900,797
600,000	PNC Bank NA 2.23%, 07/22/2022	603,466
425,000	Pricoa Global Funding I(b) 2.40%, 09/23/2024	448,570
	Prologis LP REIT
100,000	2.13%, 04/15/2027	102,092
325,000	2.25%, 04/15/2030	321,353
450,000	PTT Treasury Center Co Ltd(b) 3.70%, 07/16/2070	418,541
800,000	Quicken Loans LLC / Quicken Loans Co-Issuer Inc(b) 3.63%, 03/01/2029	770,000
625,000	Royal Bank of Canada 2.55%, 07/16/2024	659,140
	SBA Tower Trust REIT(b)
600,000	2.84%, 01/15/2025	629,383
840,000	1.88%, 01/15/2026	850,114
250,000	SLM Corp 4.20%, 10/29/2025	262,505
	Spirit Realty LP REIT
335,000	4.00%, 07/15/2029	362,858
565,000	3.20%, 02/15/2031	565,567
725,000	Truist Financial Corp 2.50%, 08/01/2024	763,310
600,000	US Bancorp 2.40%, 07/30/2024	632,318
551,000	VICI Properties LP / VICI Note Co Inc REIT(b) 3.50%, 02/15/2025	560,987
950,000	Visa Inc 1.90%, 04/15/2027	973,682
	WPC Eurobond BV REIT
100,000	EUR, 2.13%, 04/15/2027	126,772
135,000	EUR, 1.35%, 04/15/2028	163,411
		33,902,901
Industrial — 0.74%
550,000	Berry Global Inc(b) 1.57%, 01/15/2026	541,321
	Carrier Global Corp
450,000	2.49%, 02/15/2027	464,715
150,000	2.72%, 02/15/2030	151,364
970,000	Crown Americas LLC / Crown Americas Capital Corp VI 4.75%, 02/01/2026	1,005,890
750,000	General Electric Co(c)(e) 3.51%, Perpetual 3-mo. LIBOR + 3.33%	708,750
260,000	Republic Services Inc 2.50%, 08/15/2024	273,519
Principal Amount(a)		Fair Value
Industrial — (continued)
460,000	Rolls-Royce PLC EUR, 2.13%, 06/18/2021	$ 540,406
		3,685,965
Technology — 0.29%
325,000	Dell International LLC / EMC Corp(b) 6.02%, 06/15/2026	384,750
325,000	Fidelity National Information Services Inc EUR, 1.50%, 05/21/2027	405,112
625,000	Hewlett Packard Enterprise Co 2.25%, 04/01/2023	643,770
		1,433,632
Utilities — 0.64%
205,000	Edison International 4.13%, 03/15/2028	219,974
450,000	EDP Finance BV EUR, 0.38%, 09/16/2026	531,852
575,000	Enel Finance International NV EUR, 0.38%, 06/17/2027	684,433
200,000	Infraestructura Energetica Nova SAB de CV 4.88%, 01/14/2048	199,000
510,000	NRG Energy Inc(b) 3.63%, 02/15/2031	497,250
370,000	Perusahaan Listrik Negara PT EUR, 1.88%, 11/05/2031	429,626
600,000	Southern California Edison Co 2.85%, 08/01/2029	608,959
		3,171,094
TOTAL CORPORATE BONDS AND NOTES — 17.95% (Cost $86,270,218)		$89,038,674
FOREIGN GOVERNMENT BONDS AND NOTES
550,000	African Export-Import Bank 5.25%, 10/11/2023	594,154
	Argentina Treasury Bond BONCER
6,254,000	ARS, 1.00%, 08/05/2021	43,198
104,232,826	ARS, 1.20%, 03/18/2022	710,325
476,300	ARS, 1.30%, 09/20/2022	3,228
36,768,862	ARS, 1.40%, 03/25/2023	235,896
35,388,870	ARS, 1.50%, 03/25/2024	210,183
	Argentine Bonos del Tesoro
13,350,000	ARS, 18.20%, 10/03/2021	81,546
19,210,486	ARS, 16.00%, 10/17/2023	74,268
25,248,000	ARS, 15.50%, 10/17/2026	66,930
	Australia Government Bond
13,150,000	AUD, 2.25%, 05/21/2028	10,659,409
4,450,000	AUD, 3.00%, 03/21/2047	3,594,476
550,000	Banque Ouest Africaine de Developpement 5.00%, 07/27/2027	607,475

See Notes to Schedule of Investments.

March 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST GLOBAL BOND FUND
Schedule of Investments
As of March 31, 2021 (Unaudited)
Principal Amount(a)		Fair Value
Foreign Government Bonds and Notes — (continued)
2,700,000,000	Bonos de la Tesoreria de la Republica en pesos(b) CLP, 4.00%, 03/01/2023	$ 4,002,206
3,215,000	Bonos del Tesoro Nacional en Pesos Badlar(c) ARS, 36.25%, 04/03/2022 BADLARPP + 2.00%	20,861
15,800,000	Bundesobligation EUR, (0.72%), 04/05/2024	18,935,097
	Bundesrepublik Deutschland Bundesanleihe
4,600,000	EUR, 4.75%, 07/04/2028	7,509,814
1,050,000	EUR, 2.50%, 08/15/2046	1,949,562
	Canadian Government Bond
2,850,000	CAD, 1.25%, 06/01/2030	2,228,679
850,000	CAD, 3.50%, 12/01/2045	885,374
37,500,000	China Government Bond CNY, 3.81%, 09/14/2050	5,822,712
	Colombian TES
1,189,000,000	COP, 7.00%, 05/04/2022	340,487
3,706,000,000	COP, 10.00%, 07/24/2024	1,181,776
360,000	Corp Andina de Fomento 3.25%, 02/11/2022	367,898
2,300,000	Denmark Government Bond DKK, 4.50%, 11/15/2039	644,613
850,000	Dominican Republic International Bond(b) 4.88%, 09/23/2032	867,000
975,000	Egypt Government International Bond(b) 5.25%, 10/06/2025	1,007,331
1,030,000	European Investment Bank EUR, 0.63%, 01/22/2029	1,288,922
1,900,000	European Union EUR, 1.38%, 10/04/2029	2,535,024
750,000	Finland Government Bond(b) EUR, 0.50%, 09/15/2027	933,848
	French Republic Government Bond OAT
2,750,000	EUR, (0.65%), 03/25/2023	3,267,183
4,750,000	EUR, 0.25%, 11/25/2026	5,789,850
10,975,000	EUR, 0.75%, 05/25/2028	13,846,856
1,705,000	EUR, 2.00%, 05/25/2048(b)	2,639,040
1,250,000	Ghana Government International Bond(b) 8.63%, 04/07/2034	1,227,625
230,000	Hungary Government International Bond 7.63%, 03/29/2041	371,450
	India Government Bond
101,400,000	INR, 8.15%, 06/11/2022	1,450,538
122,960,000	INR, 7.59%, 01/11/2026	1,796,978
	Indonesia Treasury Bond
2,198,000,000	IDR, 7.00%, 05/15/2022	156,615
3,887,000,000	IDR, 12.90%, 06/15/2022	296,458
257,000,000	IDR, 10.25%, 07/15/2022	19,017
2,885,000,000	IDR, 5.63%, 05/15/2023	201,176
1,641,000,000	IDR, 8.38%, 03/15/2024	121,574
65,563,000,000	IDR, 6.50%, 06/15/2025	4,617,724
Principal Amount(a)		Fair Value
Foreign Government Bonds and Notes — (continued)
42,000,000	Inter-American Development Bank MXN, 7.50%, 12/05/2024	$ 2,151,690
65,200,000	International Finance Corp RUB, 5.25%, 03/22/2022	864,019
1,375,000	Ireland Government Bond EUR, 1.00%, 05/15/2026	1,733,987
	Italy Buoni Poliennali Del Tesoro
3,400,000	EUR, 1.35%, 04/15/2022	4,060,160
4,825,000	EUR, 1.65%, 12/01/2030(b)	6,200,362
2,675,000	EUR, 2.70%, 03/01/2047(b)	3,899,371
3,050,000	EUR, 2.45%, 09/01/2050(b)	4,250,965
	Ivory Coast Government International Bond(b)
625,000	EUR, 4.88%, 01/30/2032	714,001
100,000	EUR, 6.63%, 03/22/2048	118,230
1,500,000	Japan Bank for International Cooperation 3.38%, 10/31/2023	1,610,747
	Japan Government Ten Year Bond
600,500,000	JPY, 0.80%, 09/20/2023	5,546,998
349,600,000	JPY, 0.10%, 09/20/2027	3,186,514
	Japan Government Thirty Year Bond
434,850,000	JPY, 0.70%, 12/20/2048	3,991,626
487,250,000	JPY, 0.40%, 03/20/2050	4,105,882
1,951,000,000	Japan Government Twenty Year Bond JPY, 0.40%, 03/20/2036	17,855,636
	Kingdom of Belgium Government Bond(b)
1,025,000	EUR, 1.90%, 06/22/2038	1,502,082
1,830,000	EUR, 1.60%, 06/22/2047	2,591,465
7,267,800,000	Korea Treasury Bond KRW, 1.38%, 12/10/2029	6,119,560
4,300,000	Malaysia Government Bond MYR, 3.89%, 08/15/2029	1,080,283
	Mexican Bonos
428,960(f)	MXN, 6.50%, 06/09/2022	2,140,109
426,460(f)	MXN, 6.75%, 03/09/2023	2,155,825
341,910(f)	MXN, 8.00%, 12/07/2023	1,783,061
475,000(f)	MXN, 5.75%, 03/05/2026	2,304,201
525,000(f)	MXN, 7.75%, 05/29/2031	2,736,719
1,625,000	Netherlands Government Bond(b) EUR, 0.75%, 07/15/2027	2,055,043
	Norway Government Bond(b)
16,471,000	NOK, 3.00%, 03/14/2024	2,051,935
7,541,000	NOK, 1.75%, 03/13/2025	909,859
4,472,000	NOK, 1.50%, 02/19/2026	533,493
	Oman Government International Bond(b)
425,000	4.88%, 02/01/2025	442,637
200,000	6.25%, 01/25/2031	209,000
795,000	Peruvian Government International Bond 2.78%, 01/23/2031	795,167

See Notes to Schedule of Investments.

March 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST GLOBAL BOND FUND
Schedule of Investments
As of March 31, 2021 (Unaudited)
Principal Amount(a)		Fair Value
Foreign Government Bonds and Notes — (continued)
700,000	Philippine Government International Bond EUR, 0.29%, 02/03/2023	$ 816,580
1,675,000	Queensland Treasury Corp(b) AUD, 1.75%, 07/20/2034	1,173,018
	Republic of Ghana Government Bonds
1,660,000	GHC, 16.25%, 05/17/2021	286,974
50,000	GHC, 24.50%, 06/21/2021	8,782
300,000	GHC, 24.75%, 07/19/2021	53,043
80,000	GHC, 18.75%, 01/24/2022	14,091
130,000	GHC, 18.25%, 07/25/2022	22,949
250,000	GHC, 17.60%, 11/28/2022	43,795
1,370,000	GHC, 16.50%, 02/06/2023	235,776
350,000	GHC, 17.60%, 02/20/2023	60,470
80,000	GHC, 19.00%, 09/18/2023	14,295
970,000	GHC, 19.75%, 03/25/2024	175,737
180,000	GHC, 18.30%, 03/02/2026	30,818
1,125,000	Republic of Italy Government International Bond 2.88%, 10/17/2029	1,139,365
	Romanian Government International Bond(b)
350,000	EUR, 3.62%, 05/26/2030	470,331
450,000	4.00%, 02/14/2051	434,655
210,391,000	Russian Federal Bond RUB, 7.65%, 04/10/2030	2,917,537
875,000	Senegal Government International Bond 6.25%, 05/23/2033	872,539
600,000	Serbia International Bond(b) EUR, 3.13%, 05/15/2027	778,716
2,175,000	Singapore Government Bond SGD, 2.63%, 05/01/2028	1,747,017
	Spain Government Bond(b)
1,825,000	EUR, 4.40%, 10/31/2023	2,411,731
2,175,000	EUR, 0.60%, 10/31/2029	2,647,348
800,000	EUR, 1.25%, 10/31/2030	1,024,728
3,435,000	EUR, 2.90%, 10/31/2046	5,596,355
	Thailand Government Bond
39,940,000	THB, 2.88%, 12/17/2028	1,391,088
122,650,000	THB, 1.60%, 12/17/2029	3,877,446
	Ukraine Government International Bond
600,000	7.25%, 03/15/2033(b)	596,880
300,000	(0.15%), 05/31/2040(d)	309,000
225,000	Uruguay Government International Bond 4.38%, 01/23/2031	260,964
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 44.82% (Cost $228,042,013)		$222,317,031
Principal Amount(a)		Fair Value
MORTGAGE-BACKED SECURITIES
Non-Agency — 2.65%
500,000	BBCMS Mortgage Trust(b)(c) Series 2019-BWAY Class A 1.07%, 11/15/2034 1-mo. LIBOR + 0.96%	$ 498,128
525,000	Brass No 10 PLC(b)(d) Series 10A Class A1 0.67%, 04/16/2069	524,735
775,000	BX Commercial Mortgage Trust(b)(c) Series 2020-VKNG Class A 1.04%, 10/15/2037 1-mo. LIBOR + 0.93%	776,214
1,450,000	CAMB Commercial Mortgage Trust(b)(c) Series 2019-LIFE Class A 1.18%, 12/15/2037 1-mo. LIBOR + 1.07%	1,451,796
425,000	CGDB Commercial Mortgage Trust(b)(c) Series 2019-MOB Class A 1.06%, 11/15/2036 1-mo. LIBOR + 0.95%	424,744
	CHC Commercial Mortgage Trust(b)(c)
	Series 2019-CHC Class A
672,100	1.23%, 06/15/2034 1-mo. LIBOR + 1.12%	668,484
	Series 2019-CHC Class B
298,711	1.61%, 06/15/2034 1-mo. LIBOR + 1.50%	294,967
	Commercial Mortgage Pass Through Certificates
	Series 2014-CR14 Class A4
365,000	4.24%, 02/10/2047(d)	396,028
	Series 2014-CR19 Class A5
500,000	3.80%, 08/10/2047	543,578
1,150,000	CX Commercial Mortgage Trust(b) Series 2020-CX Class A 2.17%, 11/10/2046	1,120,647
950,000	DBWF Mortgage Trust(b) Series 2016-85T Class A 3.79%, 12/10/2036	1,046,502
875,000	Gemgarto PLC(b)(c) Series 2021-1A Class A GBP, 0.64%, 12/16/2067 3-mo. SONIA + 0.59%	1,208,537
508,459	HPLY Trust(b)(c) Series 2019-HIT Class A 1.18%, 11/15/2036 1-mo. LIBOR + 1.00%	508,153
	Lanark Master Issuer PLC(b)(c)
	Series 2019-1A Class 1A1
623,333	0.95%, 12/22/2069 3-mo. LIBOR + 0.77%	624,523
	Series 2020-1A Class 2A
405,000	GBP, 0.62%, 12/22/2069 3-mo. SONIA + 0.57%	561,116
775,000	Morgan Stanley Capital I Trust Series 2019-L2 Class A3 3.81%, 03/15/2052	850,468

See Notes to Schedule of Investments.

March 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST GLOBAL BOND FUND
Schedule of Investments
As of March 31, 2021 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
1,000,000	NYT Mortgage Trust(b)(c) Series 2019-NYT Class B 1.51%, 12/15/2035 1-mo. LIBOR + 1.40%	$ 999,812
650,000	Wells Fargo Commercial Mortgage Trust(b)(c) Series 2021-SAVE Class A 1.26%, 02/15/2040 1-mo. LIBOR + 1.15%	651,606
		13,150,038
U.S. Government Agency — 2.36%
307,834	Federal Home Loan Mortgage Corp Multifamily Structured Credit Risk(b)(c) Series 2021-MN1 Class M1 2.02%, 01/25/2051 1-mo. SOFR + 2.00%	308,597
	Federal Home Loan Mortgage Corp Multifamily Structured Pass Through Certificates
	Series KC02 Class A2
325,000	3.37%, 07/25/2025	345,747
	Series KL3W Class AFLW
420,000	0.57%, 08/25/2025(c) 1-mo. LIBOR + 0.45%	422,349
7,754	Government National Mortgage Association(d) 4.63%, 07/20/2062	7,967
	Seasoned Credit Risk Transfer Trust
	Series 2017-4 Class M45T
257,171	4.50%, 06/25/2057	286,385
	Series 2018-4 Class M55D
402,300	4.00%, 03/25/2058	439,852
	Series 2019-3 Class M55D
305,998	4.00%, 10/25/2058	336,133
	Series 2020-3 Class TTU
509,858	2.50%, 05/25/2060	531,260
	Seasoned Loans Structured Transaction Trust
	Series 2018-2 Class A1
432,847	3.50%, 11/25/2028	455,908
	Series 2019-1 Class A2
400,000	3.50%, 05/25/2029	436,564
	Series 2019-2 Class A1C
515,216	2.75%, 09/25/2029	539,475
	Series 2019-3 Class A2C
500,000	2.75%, 11/25/2029	533,464
	Uniform Mortgage-Backed Security(g)
5,850,000	2.50%, TBA	6,003,105
975,000	3.00%, TBA	1,015,562
		11,662,368
TOTAL MORTGAGE-BACKED SECURITIES — 5.01% (Cost $24,499,757)		$24,812,406
Principal Amount(a)		Fair Value
U.S. TREASURY BONDS AND NOTES
	United States Treasury Note/Bond
3,549,800	2.50%, 01/15/2022	$ 3,618,023
13,500,000	0.13%, 05/15/2023	13,482,070
3,560,000	1.50%, 10/31/2024	3,681,819
14,450,000	0.38%, 04/30/2025	14,268,811
4,250,000	2.88%, 05/31/2025	4,630,342
3,874,000	2.63%, 12/31/2025	4,192,092
2,100,000	1.63%, 02/15/2026	2,171,695
957,000	2.13%, 05/31/2026	1,012,514
2,100,000	1.63%, 10/31/2026	2,160,949
14,095,000	2.00%, 11/15/2026	14,788,738
11,800,000	1.13%, 02/28/2027	11,767,273
1,175,000	3.38%, 11/15/2048	1,411,147
TOTAL U.S. TREASURY BONDS AND NOTES — 15.56% (Cost $78,385,157)		$77,185,473
Contract Size
PURCHASED OPTIONS
5,300,000	Australian Dollar Futures Put Option, exercise price 0.7305, expiration August 2021, notional amount 5,300,000.	43,629
3,330,000	Euro-Buxl 30 Year Bond Futures Put Option, exercise price 1.18, expiration August 2021, notional amount 3,330,000.	64,979
TOTAL PURCHASED OPTIONS — 0.02% (Cost $69,006)		$108,608
Shares
GOVERNMENT MONEY MARKET MUTUAL FUNDS
297,000	Goldman Sachs Financial Square Government Fund Institutional Class(h),0.03%(i)	297,000

TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.06% (Cost $297,000)		$297,000
Principal Amount
SHORT TERM INVESTMENTS
Foreign Government Bonds and Notes — 3.20%
$15,976,700	Argentina Treasury Bond BONCER ARS, 1.10%, 04/17/2021	109,903

See Notes to Schedule of Investments.

March 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST GLOBAL BOND FUND
Schedule of Investments
As of March 31, 2021 (Unaudited)
Principal Amount		Fair Value
Foreign Government Bonds and Notes — (continued)
	Japan Treasury Discount Bill(j)
$ 6,900,000	JPY, (0.09%), 04/12/2021	$ 62,318
79,900,000	JPY, (0.10%), 05/25/2021	721,721
305,450,000	JPY, (0.10%), 06/16/2021	2,759,240
288,000,000	JPY, (0.11%), 08/10/2021	2,602,057
500,800,000	JPY, (0.11%), 08/25/2021	4,524,926
360,000,000	JPY, (0.11%), 09/27/2021	3,253,133
134,800,000	JPY, (0.12%), 12/20/2021	1,218,502
	Letras de la Nacion Argentina con Ajuste por CER(j)
13,156,744	ARS, (8.99%), 05/21/2021	95,714
7,308,884	ARS, (30.87%), 09/13/2021	61,025
994,140(f)	Mexico Cetes(j) MXN, 4.16%, 06/17/2021	482,039
		15,890,578
U.S. Treasury Bonds and Notes — 1.57%
	U.S. Treasury Bills(j)
2,599,000	0.08%, 04/08/2021	2,598,960
4,000,000	0.02%, 04/13/2021	3,999,970
1,200,000	0.04%, 06/03/2021	1,199,927
		7,798,857
Repurchase Agreements — 0.61%
1,097,050	Undivided interest of 2.62% in a repurchase agreement (principal amount/value $41,899,857 with a maturity value of $41,899,869) with Citigroup Global Markets Inc, 0.01%, dated 3/31/21 to be repurchased at $1,097,050 on 4/1/21 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 1.13% - 4.00%, 5/15/23 - 9/15/57, with a value of $42,737,857.(h)	1,097,050
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 1,097,050	Undivided interest of 3.82% in a repurchase agreement (principal amount/value $28,750,806 with a maturity value of $28,750,814) with Bank of America Securities Inc, 0.01%, dated 3/31/21 to be repurchased at $1,097,050 on 4/1/21 collateralized by Federal National Mortgage Association securities, 1.00% - 5.50%, 6/1/24 - 1/1/59, with a value of $29,325,822.(h)
		$ 1,097,050
806,946	Undivided interest of 59.91% in a repurchase agreement (principal amount/value $1,346,586 with a maturity value of $1,346,586) with HSBC Securities (USA) Inc, 0.00%, dated 3/31/21 to be repurchased at $806,946 on 4/1/21 collateralized by U.S. Treasury securities, 0.00% - 5.25%, 8/31/21 - 2/15/51, with a value of $1,373,518.(h)	806,946
		3,001,046
TOTAL SHORT TERM INVESTMENTS — 5.38% (Cost $27,420,803)		$26,690,481
TOTAL INVESTMENTS — 96.69% (Cost $483,504,292)		$479,588,812
OTHER ASSETS & LIABILITIES, NET — 3.31%		$16,430,723
TOTAL NET ASSETS — 100.00%		$496,019,535

See Notes to Schedule of Investments.

March 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST GLOBAL BOND FUND
Schedule of Investments
As of March 31, 2021 (Unaudited)
(a)	Amount is stated in U.S. dollars unless otherwise noted.
(b)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2021.
(d)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(e)	Security has no contractual maturity date and pays an indefinite stream of interest.
(f)	Principal amount is stated in 100 Mexican Peso Units.
(g)	Single-class security backed by mortgage loans purchased by either Freddie Mac or Fannie Mae.
(h)	Collateral received for securities on loan.
(i)	Rate shown is the 7-day yield as of March 31, 2021.
(j)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
BADLARPP	Argentina Deposit Rate is the interest rate banks charge each other for short-term loans.
LIBOR	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
LP	Limited Partnership
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate is the secured interbank overnight interest rate and reference rate established as an alternative to LIBOR.
SONIA	Sterling Overnight Interbank Average Rate is the effective overnight interest rate paid by banks for unsecured transactions in the British sterling market.
TBA	To Be Announced
At March 31, 2021, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts		Notional Amount	Expiration Date	Fair Value and Net Unrealized Appreciation/ (Depreciation)
Short
3 Year Commonwealth Treasury Bond Futures	396	AUD	39,485,160	June 2021	$30,553
Canadian 10 Year Bond Futures	98	CAD	13,669,040	June 2021	(27,283)
Euro-Schatz Futures	8	EUR	896,800	June 2021	(141)
U.S. 10 Year Treasury Note Futures	72	USD	9,427,500	June 2021	102,250
U.S. 5 Year Treasury Note Futures	95	USD	11,722,852	June 2021	76,703
U.S. Ultra Note Futures	273	USD	38,508,250	June 2021	828,102
Long
10 Year Commonwealth Treasury Bond Futures	6	AUD	589,110	June 2021	(3,541)
Euro-Bobl Futures	124	EUR	16,749,920	June 2021	18,946
Euro-Bund Futures	124	EUR	21,238,720	June 2021	(42,949)
Japan 10 Year Bond Futures	42	JPY	6,348,720,000	June 2021	87,421
Long Gilt Futures	147	GBP	18,755,730	June 2021	(71,517)
U.S. 2 Year Treasury Note Futures	90	USD	19,865,390	June 2021	(2,109)
U.S. Ultra Bond Futures	60	USD	10,873,125	June 2021	(342,797)
				Net Appreciation	$653,638
At March 31, 2021, the Fund held the following over-the-counter (OTC) forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
BA	CAD	345,000	EUR	220,896	November 02, 2021	$12,537
BA	DKK	2,230,000	USD	356,350	April 29, 2021	(4,624)
BA	ILS	3,000,000	USD	908,790	June 16, 2021	(10,153)
BA	MXN	18,817,505	USD	901,400	June 16, 2021	11,354
BA	PLN	880,000	USD	229,771	June 16, 2021	(6,974)
BB	EUR	13,749,604	USD	16,213,203	April 30, 2021	(79,033)
BB	GBP	785,000	USD	1,077,409	April 30, 2021	4,783
BB	KRW	2,239,610,000	USD	2,026,430	June 16, 2021	(40,435)
BB	RUB	37,400,000	USD	484,820	June 16, 2021	4,998
BB	USD	251,390	RUB	18,625,000	June 16, 2021	7,463
BNP	KRW	1,324,000,000	USD	1,186,757	May 03, 2021	(12,737)
CIT	CNY	4,309,900	USD	660,440	July 14, 2021	(9,294)
CIT	INR	13,292,066	USD	179,066	June 15, 2021	429
CIT	INR	8,955,711	USD	119,367	June 16, 2021	1,554
See Notes to Schedule of Investments.

March 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST GLOBAL BOND FUND
Schedule of Investments
As of March 31, 2021 (Unaudited)
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
CIT	JPY	3,772,259,880	USD	34,713,846	April 30, 2021	$(634,039)
CIT	JPY	330,750,000	USD	3,139,374	August 24, 2021	(147,763)
CIT	KRW	1,339,800,000	USD	1,202,488	August 02, 2021	(14,266)
CIT	USD	1,611,473	CAD	2,033,207	April 30, 2021	(6,584)
CIT	USD	511,921	EUR	430,647	May 24, 2021	6,319
CIT	USD	2,436,574	MXN	52,309,000	July 08, 2021	(94,330)
CIT	USD	3,873,124	MXN	81,728,000	August 23, 2021	(59,585)
CIT	USD	432,074	SGD	581,522	June 16, 2021	(66)
DB	NOK	3,269,600	EUR	304,361	June 15, 2021	22,463
DB	NOK	4,998,500	EUR	469,907	June 16, 2021	30,967
DB	NOK	4,358,000	EUR	410,371	June 18, 2021	25,203
DB	NOK	3,276,800	EUR	304,360	September 15, 2021	21,718
DB	SEK	6,783,250	EUR	653,782	April 16, 2021	9,517
DB	SEK	6,783,250	EUR	670,222	April 19, 2021	(10,892)
DB	SEK	3,677,666	EUR	364,537	May 17, 2021	(7,464)
DB	SEK	7,355,334	EUR	714,958	June 11, 2021	403
DB	SEK	2,296,600	EUR	223,426	June 15, 2021	(178)
DB	SEK	12,633,649	EUR	1,240,765	June 16, 2021	(11,992)
DB	SEK	2,299,300	EUR	223,428	September 15, 2021	(498)
DB	SEK	6,783,251	EUR	667,433	September 16, 2021	(9,782)
HSB	CNY	4,666,610	USD	718,227	April 14, 2021	(7,370)
HSB	CNY	4,697,160	USD	715,994	June 16, 2021	(4,686)
HSB	GBP	12,717,218	USD	17,498,107	April 30, 2021	33,697
HSB	INR	16,520,599	USD	224,495	April 16, 2021	762
HSB	INR	16,520,599	USD	223,629	May 17, 2021	420
HSB	INR	11,642,424	USD	155,212	June 16, 2021	1,985
HSB	JPY	150,170,340	AUD	1,793,056	June 11, 2021	(5,336)
HSB	JPY	127,786,770	AUD	1,510,000	June 16, 2021	7,613
HSB	JPY	115,750,000	USD	1,064,930	April 30, 2021	(19,207)
HSB	JPY	233,457,820	USD	2,248,679	June 15, 2021	(138,693)
HSB	SEK	9,615,000	USD	1,112,774	April 30, 2021	(11,450)
HSB	SGD	2,700,000	USD	2,039,876	June 16, 2021	(33,452)
HSB	USD	4,050,668	CNY	26,510,000	June 16, 2021	36,163
HSB	USD	442,282	EUR	377,115	April 30, 2021	(235)
HSB	USD	1,636,018	MXN	34,190,000	June 24, 2021	(20,911)
JPM	CAD	3,033,790	EUR	1,950,000	May 13, 2021	119,450
JPM	CAD	1,695,829	EUR	1,089,000	August 03, 2021	64,468
JPM	CNY	4,672,320	USD	722,615	May 20, 2021	(13,403)
JPM	CNY	38,994,010	USD	5,955,625	June 15, 2021	(50,123)
JPM	JPY	88,555,891	AUD	1,162,480	April 13, 2021	(80,340)
JPM	JPY	88,448,553	AUD	1,162,481	July 13, 2021	(79,880)
JPM	JPY	180,261,825	EUR	1,450,000	May 13, 2021	(75,018)
JPM	JPY	77,122,934	USD	743,318	June 15, 2021	(46,283)
JPM	JPY	208,100,000	USD	1,989,741	August 16, 2021	(107,658)
JPM	NOK	20,530,300	EUR	1,878,421	April 13, 2021	189,902
JPM	NOK	15,400,000	EUR	1,498,881	August 12, 2021	34,977
JPM	NOK	6,750,000	USD	787,213	April 30, 2021	1,977
JPM	SEK	1,680,000	EUR	164,727	June 18, 2021	(1,131)
JPM	SEK	4,600,000	EUR	455,425	August 12, 2021	(8,869)
JPM	USD	8,316,388	EUR	7,029,617	April 30, 2021	67,639
JPM	USD	1,736,446	EUR	1,456,670	May 20, 2021	26,391
JPM	USD	2,411,385	EUR	2,028,974	May 24, 2021	29,264
JPM	USD	1,136,620	EUR	939,974	August 23, 2021	30,803
JPM	USD	5,029,261	THB	154,755,000	June 16, 2021	85,095
MS	GBP	864,605	USD	1,187,869	April 30, 2021	4,065
MS	MXN	16,075,000	USD	763,545	June 16, 2021	16,182
MS	PLN	7,270,000	USD	1,898,718	June 16, 2021	(58,108)
MS	USD	7,218,734	AUD	9,470,832	April 30, 2021	23,999
MS	USD	181,836	EUR	154,959	April 30, 2021	3
MS	USD	956,330	EUR	802,250	May 27, 2021	14,384
UFS	EUR	1,825,000	USD	2,159,207	April 30, 2021	(17,701)
					Net Depreciation	$(991,596)
See Notes to Schedule of Investments.

March 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST GLOBAL BOND FUND
Schedule of Investments
As of March 31, 2021 (Unaudited)
At March 31, 2021, the Fund held the following outstanding centrally cleared credit default swaps:
Reference Obligation	Notional Amount(b)	Value	Upfront Payments/(Receipts)	Fixed Deal Pay/Receive Rate	Maturity Date	Net Unrealized Appreciation/ (Depreciation)	Buy/Sell Credit Protection	Payment Frequency
iTraxx Europe Series 35 Version 1	$6,250,000	$870,646	$841,525	5.00	June 20, 2026	$32,013	Sell	Quarterly
CDX.NA.HY.36 Index(a)	8,125,000	728,000	728,000	5.00	June 20, 2026	0	Sell	Quarterly
					Net Appreciation	$32,013
(a) Based on an index of North American bonds with high yield credit ratings that trade in the credit default swap market.
(b) The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

At March 31, 2021, the Fund held the following outstanding centrally cleared interest rate swaps:
Rate Received by the Fund	Rate Paid by the Fund	Notional Amount	Maturity Date	Net Unrealized Appreciation/ (Depreciation)	Payment Frequency
6-mo. NOK NIBOR	1.24%	40,595,279	February 22, 2026	$(45,511)	Semi-Annual
6-mo. NOK NIBOR	1.25%	55,986,986	February 23, 2026	61,324	Semi-Annual
6-mo. NOK NIBOR	1.25%	67,863,014	February 23, 2026	71,702	Semi-Annual
0.73%	6-mo. GBP LIBOR	2,220,000	February 26, 2050	(396,677)	Semi-Annual
			Net Depreciation	$(309,162)
See Notes to Schedule of Investments.

March 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST GLOBAL BOND FUND
Schedule of Investments
As of March 31, 2021 (Unaudited)
At March 31, 2021, the Fund held the following OTC Interest Rate Swaptions:
Description	Counterparty	Expiration Date	Exercise Rate	Notional Amount	Fair Value
Purchased:
Call
Interest Rate Swap	GSMM	September 2021	1.74%	23,075,000	$640,687
					$640,687
Put
Interest Rate Swap	GS	January 2022	1.81%	8,000,000	$1,601,542
					$1,601,542
Written:
Call
Interest Rate Swap	GSMM	September 2021	1.54%	23,075,000	$(175,841)
Interest Rate Swap	GSMM	September 2021	2.18%	23,075,000	$(869,007)
					$(1,044,848)
Put
Interest Rate Swap	GS	January 2026	1.91%	21,050,000	$(1,902,295)
					$(1,902,295)
Abbreviations:
GBP LIBOR	Great British Pound is the average interest rate at which a selection of banks in London are prepared to lend to one another.
NOK NIBOR	Norwegian Krone is the average interest rate at which a selection of banks in Oslo are prepared to lend to one another.
Counterparty Abbreviations:
BA	Bank of America Corp
BB	Barclays Bank PLC
BNP	BNP Paribas Securities Corp
CIT	Citigroup Global Markets
DB	Deutsche Bank
GS	Goldman Sachs
GSMM	Goldman Sachs Mitsui Marine
HSB	HSBC Bank USA
JPM	JP Morgan Chase & Co
MS	Morgan Stanley & Co LLC
UFS	UBS Investment Bank
Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CNY	Chinese Yuan
DKK	Danish Krone
EUR	Euro Dollar
GBP	British Pound
ILS	Israeli New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
USD	U.S. Dollar
See Notes to Schedule of Investments.

March 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST GLOBAL BOND FUND
Schedule of Investments
As of March 31, 2021 (Unaudited)
Summary of Investments by Country as of March 31, 2021.
Country	Fair Value	Percentage of Fund Investments
United States	$189,543,479	39.52%
Japan	52,663,614	10.98
Germany	29,707,646	6.19
France	27,328,720	5.70
Italy	19,550,222	4.08
Cayman Islands	18,104,271	3.78
Australia	15,426,903	3.22
Mexico	13,594,316	2.83
Spain	12,314,129	2.57
Canada	10,086,425	2.10
United Kingdom	8,061,070	1.68
Belgium	6,628,571	1.38
South Korea	6,324,483	1.32
Indonesia	5,842,191	1.22
China	5,822,712	1.21
Thailand	5,687,074	1.19
Chile	5,621,929	1.17
Netherlands	4,842,395	1.01
Norway	4,253,939	0.89
Luxembourg	3,763,470	0.78
India	3,247,516	0.68
Other	3,015,708	0.63
Russia	2,917,537	0.61
Ireland	2,643,515	0.55
Ghana	2,174,354	0.45
Singapore	1,747,017	0.36
Argentina	1,713,077	0.36
Egypt	1,601,485	0.33
Colombia	1,522,262	0.32
Malaysia	1,080,283	0.23
Bermuda	1,036,430	0.22
Finland	933,848	0.19
Ukraine	905,880	0.19
Romania	904,986	0.19
Senegal	872,539	0.18
Dominican Republic	867,000	0.18
Ivory Coast	832,231	0.17
Philippines	816,580	0.17
Peru	795,167	0.17
Serbia	778,716	0.16
Brazil	661,593	0.14
Oman	651,637	0.14
Denmark	644,613	0.13
Togo	607,475	0.13
Hungary	371,450	0.08
Venezuela	367,898	0.08
Uruguay	260,964	0.05
Saudi Arabia	241,709	0.05
Kazakhstan	207,783	0.04
Total	$479,588,812	100.00%
See Notes to Schedule of Investments.

March 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST GLOBAL BOND FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

March 31, 2021

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Foreign Government Bonds and Notes	Benchmark yields, executed trades, broker/dealer quotes, credit information, collateral attributes, issuer spreads, benchmark securities, treasury/swap maturity curves, issuer spread curves, evaluated bids, market corroborated inputs, offers and reference data including market research publications.
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.
U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.
Purchased Options, Purchased and Written Swaptions	Cash rates, futures and swap rates, FX spot and forward curve, FX volatilities, interest rates, net present value of cash flows.
Government Money Market Mutual Funds	Net asset value of underlying mutual fund.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
Forward Foreign Currency Contracts	Foreign currency spot and forward rates.
Credit Default Swaps	Reported trades, credit spreads and curves, recovery rates, restructuring types and net present value of cashflows.
Interest Rate Swaps	Interest rate curves, LIBOR curves, reported trades and swap curves.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 31, 2021, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.

March 31, 2021

	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Asset-Backed Securities	$—	$39,139,139	$—	$39,139,139
Corporate Bonds and Notes	—	89,038,674	—	89,038,674
Foreign Government Bonds and Notes	—	222,317,031	—	222,317,031
Mortgage-Backed Securities	—	24,812,406	—	24,812,406
U.S. Treasury Bonds and Notes	—	77,185,473	—	77,185,473
Purchased Options	—	108,608	—	108,608
Government Money Market Mutual Funds	297,000	—	—	297,000
Short Term Investments	—	26,690,481	—	26,690,481
Total investments, at fair value:	297,000	479,291,812	0	479,588,812
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	948,947	—	948,947
Credit Default Swaps(a)	—	32,013	—	32,013
Purchased Swaptions(a)	—	752,078	—	752,078
Written Swaptions(a)	—	125,670	—	125,670
Futures Contracts(a)	1,143,975	—	—	1,143,975
Interest Rate Swaps(a)	—	133,026	—	133,026
Total Assets	$1,440,975	$481,283,546	$0	$482,724,521
Liabilities
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	(1,940,543)	—	(1,940,543)
Written Swaptions(a)	—	(1,582,010)	—	(1,582,010)
Futures Contracts(a)	$(490,337)	$—	$—	$(490,337)
Interest Rate Swaps(a)	—	(442,188)	—	(442,188)
Total Liabilities	$(490,337)	$(3,964,741)	$0	$(4,455,078)
(a)	Credit Default Swaps, Futures Contracts, Forward Foreign Currency Contracts, Purchased Swaptions, Written Swaptions, and Interest Rate Swaps are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.
Options
The Fund may buy and sell put and call options, or write put and call options to increase, decrease, or change the level or types of exposure to market risk factors. When an option is purchased, the Fund is entitled to buy and sell a specified number of shares or units of a particular security, currency, or index at a specified price at a specified date or within a specified period of time. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security, currency or other underlying financial instrument at a fixed price, upon exercise of the option. A purchased call or written put option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price. A purchased put or written call option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price. Options can be an over-the-counter transaction or maybe executed on a registered exchange and cleared through a clearing-house associated with the exchange. The use of options may involve risks such as the Fund paying a premium without the option being exercised, or that the clearinghouse will fail to perform its obligations. The risk in writing a call option is the market price of the underlying security increasing above the strike price and the option being exercised. The risk in writing a put option is the market price of the underlying security decreasing below the strike price and the option being exercised. When writing options, the Fund has the additional risk that there may be an illiquid market where the Fund is unable to close the contact. The risk in buying an option is that the Fund pays a premium for the option, and the option may be worth less than the premium paid or expire worthless.
Purchased options, if any, are reported in the Schedule of Investments. Written options, if any, are disclosed in a table following the Schedule of Investments. Upon purchasing a put or call option for a premium, the premium paid is recorded as an investment and its value is marked-to-market daily. When the Fund writes an option, the premium received is recorded as a liability and is subsequently adjusted to the current market value of the option written. When options expire, exercised or closed, the realized gain or loss is included on the Statement of Operations. The Fund held an average market value of $2,157,500 in purchased options for the reporting period. As of March 31, 2021, there were no written options held.

March 31, 2021

Purchased and written swaptions, if any, are disclosed in a table following the Schedule of Investments. Upon purchasing a put or call swaption for a premium, the premium paid is recorded as an investment and its value is marked-to-market daily. When the Fund writes an swaption, the premium received is recorded as a liability and is subsequently adjusted to the current market value of the option written. When swaptions expire, exercised or closed, the realized gain or loss is included on the Statement of Operations. The Fund held an average market value of $11,768,750 and $(27,325,000) in purchased swaptions and written swaptions, respectively, for the reporting period.
Futures Contracts
The Fund uses futures contracts to capitalize on expected changes in the shape of the yield curve and to control overall interest rate exposure. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 45 futures contracts for the reporting period.
Forward Foreign Currency Contracts
The Fund enters into OTC forward foreign currency contracts (forward contracts) primarily to capture potential returns from changes in currency exchange rates or to reduce the risk of undesired currency exposure. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The Fund held an average foreign currency contracts amount of $211,162,483 in forward contracts for the reporting period.
Credit Default Swaps
The Fund enters into credit default swap contracts to gain exposure on individual names and/or baskets of securities. A credit default swap is an agreement between the Fund and a counterparty that enables the Fund to buy or sell protection against a credit event related to a particular issuer. One party, acting as a protection buyer, makes periodic payments to the other party, a protection seller, in exchange for a promise by the protection seller to make a payment to the protection buyer if a negative credit event (such as a delinquent payment or default) occurs with respect to a referenced bond or group of bonds. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the number of defaults event that triggers purchase or other factors (for example, the Nth default within a basket, or defaults by a particular combination of issuers within the basket, may trigger a payment obligation). These agreements may be privately negotiated in the over-the-counter market (OTC credit default swaps) or may be executed on a registered exchange (centrally cleared credit default swaps). The Fund held an average notional amount of $2,843,750 in credit default swaps for the reporting period.
Interest Rate Swaps
The Fund enters into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between two parties to exchange interest rate payment obligations. Typically, one is based on an interest rate fixed to maturity while the other is based on an interest rate that changes in accordance with changes in a designated benchmark (for example, the London Interbank Offered Rate (LIBOR), prime rate, commercial paper rate, or other benchmarks). Each party’s payment obligation under an interest rate swap is determined by reference to a specified notional amount of money. Therefore, interest rate swaps generally do not involve the delivery of securities, other underlying instruments, or principal amounts; rather they entail the exchange of cash payments based on the application of the designated interest rates to the notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps).
For centrally cleared interest rate swaps, required initial margin deposits of cash or securities are pledged by the Fund. Subsequent payments, known as variation margin, are made or received by the Fund, depending on fluctuations in the value of the centrally cleared interest rate swaps. Such variation margin is accounted for as a payable or receivable on the Statement of Assets and Liabilities and settled daily until the contract is closed, at which time the gains or losses are realized. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as realized gain or loss on the Statement of Operations.

March 31, 2021

The Fund has entered into interest rate swaps in which it either pays or receives a fixed interest rate and pays or receives a floating interest rate. Barring swap counterparty default, the risk of loss in an interest rate swap is limited to the net amount of interest payments that the Fund is obligated to make or receive (as applicable), as well as any early termination payment payable by or to the Fund upon early termination of the swap. The Fund held an average notional amount of $86,317,640 in interest rate swaps for the reporting period.

March 31, 2021